Fair value measurements - Fair value of financial instruments measured on recurring basis (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2019	Mar. 31, 2019
Assets:
Derivative assets		¥ 16,770,000	¥ 14,929,000
Netting	[1]	(15,809,000)	(14,077,000)
Collateralized agreements		18,237,660	17,306,959
Other assets		875,561	748,091
Liabilities:
Derivative liabilities	[2]	16,499,000	14,517,000
Netting	[1],[3]	(15,585,000)	(13,710,000)
Short-term borrowings		358,204	362,612
Collateralized financing		20,483,207	16,684,403
Long-term borrowings		3,866,540	3,576,293
Recurring [Member]
Assets:
Trading assets and private equity investments	[4]	16,617,000	13,498,000
Derivative assets	[5]	961,000	852,000
Netting	[5]	(15,809,000)	(14,077,000)
Subtotal, Assets		17,578,000	14,350,000
Loans and receivables	[6]	739,000	673,000
Collateralized agreements	[7]	573,000	648,000
Total Assets		20,027,000	16,724,000
Liabilities:
Trading liabilities		7,849,000	7,405,000
Derivative liabilities	[5]	919,000	815,000
Netting	[5]	(15,585,000)	(13,710,000)
Subtotal, Liabilities		8,768,000	8,220,000
Short-term borrowings	[8]	358,000	363,000
Payables and deposits	[9]	8,000	0
Collateralized financing	[7]	235,000	291,000
Long-term borrowings	[8],[10],[11]	3,860,000	3,570,000
Other liabilities	[12]	366,000	298,000
Total Liabilities		13,595,000	12,742,000
Recurring [Member] | Equities [Member]
Assets:
Trading assets and private equity investments	[4],[13]	2,585,000	2,470,000
Liabilities:
Trading liabilities		1,682,000	1,820,000
Recurring [Member] | Private equity investments [Member]
Assets:
Trading assets and private equity investments	[4],[13]	26,000	26,000
Recurring [Member] | Japanese government securities [Member]
Assets:
Trading assets and private equity investments	[4]	2,079,000	1,987,000
Liabilities:
Trading liabilities		1,382,000	1,264,000
Recurring [Member] | Japanese agency and municipal securities [Member]
Assets:
Trading assets and private equity investments	[4]	130,000	215,000
Liabilities:
Trading liabilities		1,000	3,000
Recurring [Member] | Foreign government, agency and municipal securities [Member]
Assets:
Trading assets and private equity investments	[4]	6,382,000	4,199,000
Liabilities:
Trading liabilities		4,244,000	3,833,000
Recurring [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Assets:
Trading assets and private equity investments	[4]	1,290,000	1,288,000
Recurring [Member] | Bank and corporate debt securities [Member]
Liabilities:
Trading liabilities		306,000	319,000
Recurring [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Assets:
Trading assets and private equity investments	[4]	2,000	3,000
Recurring [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Assets:
Trading assets and private equity investments	[4]	3,684,000	2,764,000
Liabilities:
Trading liabilities		1,000	0
Recurring [Member] | Real estate-backed securities [Member]
Assets:
Trading assets and private equity investments	[4]	103,000	69,000
Recurring [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Assets:
Trading assets and private equity investments	[4],[14]	80,000	74,000
Liabilities:
Trading liabilities	[14]	4,000	3,000
Recurring [Member] | Investment trust funds and other [Member]
Assets:
Trading assets and private equity investments	[4]	256,000	403,000
Liabilities:
Trading liabilities		229,000	163,000
Recurring [Member] | Equity contracts [Member]
Assets:
Derivative assets	[5]	723,000	851,000
Liabilities:
Derivative liabilities	[5]	922,000	920,000
Recurring [Member] | Interest rate contracts [Member]
Assets:
Derivative assets	[5]	11,214,000	8,632,000
Liabilities:
Derivative liabilities	[5]	10,759,000	8,298,000
Recurring [Member] | Credit contracts [Member]
Assets:
Derivative assets	[5]	427,000	533,000
Liabilities:
Derivative liabilities	[5]	439,000	464,000
Recurring [Member] | Foreign exchange contracts [Member]
Assets:
Derivative assets	[5]	4,405,000	4,912,000
Liabilities:
Derivative liabilities	[5]	4,381,000	4,842,000
Recurring [Member] | Commodity contracts [Member]
Assets:
Derivative assets	[5]	1,000	1,000
Liabilities:
Derivative liabilities	[5]	3,000	1,000
Recurring [Member] | Non-trading debt securities [Member]
Assets:
Other assets		468,000	461,000
Recurring [Member] | Other [Member]
Assets:
Other assets	[4],[13]	669,000	592,000
Recurring [Member] | Counterparty and Cash Collateral Netting [Member]
Assets:
Trading assets and private equity investments	[4],[15]
Derivative assets	[5],[15]	(15,809,000)	(14,077,000)
Netting	[5],[15]	(15,809,000)	(14,077,000)
Subtotal, Assets	[15]	(15,809,000)	(14,077,000)
Loans and receivables	[6],[15]
Collateralized agreements	[7],[15]
Total Assets	[15]	(15,809,000)	(14,077,000)
Liabilities:
Trading liabilities	[15]
Derivative liabilities	[5],[15]	(15,585,000)	(13,710,000)
Netting	[5],[15]	(15,585,000)	(13,710,000)
Subtotal, Liabilities	[15]	(15,585,000)	(13,710,000)
Short-term borrowings	[8],[15]
Payables and deposits	[9],[15]
Collateralized financing	[7],[15]
Long-term borrowings	[8],[10],[11],[15]
Other liabilities	[12],[15]
Total Liabilities	[15]	(15,585,000)	(13,710,000)
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Equities [Member]
Assets:
Trading assets and private equity investments	[4],[13],[15]
Liabilities:
Trading liabilities	[15]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Private equity investments [Member]
Assets:
Trading assets and private equity investments	[4],[13],[15]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Japanese government securities [Member]
Assets:
Trading assets and private equity investments	[4],[15]
Liabilities:
Trading liabilities	[15]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Japanese agency and municipal securities [Member]
Assets:
Trading assets and private equity investments	[4],[15]
Liabilities:
Trading liabilities	[15]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Foreign government, agency and municipal securities [Member]
Assets:
Trading assets and private equity investments	[4],[15]
Liabilities:
Trading liabilities	[15]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Assets:
Trading assets and private equity investments	[4],[15]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Bank and corporate debt securities [Member]
Liabilities:
Trading liabilities	[15]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Assets:
Trading assets and private equity investments	[4],[15]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Assets:
Trading assets and private equity investments	[4],[15]
Liabilities:
Trading liabilities	[15]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Real estate-backed securities [Member]
Assets:
Trading assets and private equity investments	[4],[15]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Assets:
Trading assets and private equity investments	[4],[14],[15]
Liabilities:
Trading liabilities	[14],[15]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Investment trust funds and other [Member]
Assets:
Trading assets and private equity investments	[4],[15]
Liabilities:
Trading liabilities	[15]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Equity contracts [Member]
Assets:
Derivative assets	[5],[15]
Liabilities:
Derivative liabilities	[5],[15]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Interest rate contracts [Member]
Assets:
Derivative assets	[5],[15]
Liabilities:
Derivative liabilities	[5],[15]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Credit contracts [Member]
Assets:
Derivative assets	[5],[15]
Liabilities:
Derivative liabilities	[5],[15]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Foreign exchange contracts [Member]
Assets:
Derivative assets	[5],[15]
Liabilities:
Derivative liabilities	[5],[15]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Commodity contracts [Member]
Assets:
Derivative assets	[5],[15]
Liabilities:
Derivative liabilities	[5],[15]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Non-trading debt securities [Member]
Assets:
Other assets	[15]
Recurring [Member] | Counterparty and Cash Collateral Netting [Member] | Other [Member]
Assets:
Other assets	[4],[13],[15]
Recurring [Member] | Level 1 [Member]
Assets:
Trading assets and private equity investments	[4]	8,268,000	6,378,000
Derivative assets	[5]	41,000	16,000
Netting	[5]
Subtotal, Assets		8,309,000	6,394,000
Loans and receivables	[6]
Collateralized agreements	[7]
Total Assets		8,777,000	6,948,000
Liabilities:
Trading liabilities		6,113,000	5,913,000
Derivative liabilities	[5]	24,000	11,000
Netting	[5]
Subtotal, Liabilities		6,137,000	5,924,000
Short-term borrowings	[8]
Payables and deposits	[9]
Collateralized financing	[7]
Long-term borrowings	[8],[10],[11]	4,000	11,000
Other liabilities	[12]	221,000	276,000
Total Liabilities		6,362,000	6,211,000
Recurring [Member] | Level 1 [Member] | Equities [Member]
Assets:
Trading assets and private equity investments	[4],[13]	1,529,000	1,392,000
Liabilities:
Trading liabilities		1,463,000	1,622,000
Recurring [Member] | Level 1 [Member] | Private equity investments [Member]
Assets:
Trading assets and private equity investments	[4],[13]
Recurring [Member] | Level 1 [Member] | Japanese government securities [Member]
Assets:
Trading assets and private equity investments	[4]	2,079,000	1,987,000
Liabilities:
Trading liabilities		1,382,000	1,264,000
Recurring [Member] | Level 1 [Member] | Japanese agency and municipal securities [Member]
Assets:
Trading assets and private equity investments	[4]
Liabilities:
Trading liabilities
Recurring [Member] | Level 1 [Member] | Foreign government, agency and municipal securities [Member]
Assets:
Trading assets and private equity investments	[4]	4,441,000	2,650,000
Liabilities:
Trading liabilities		3,069,000	2,906,000
Recurring [Member] | Level 1 [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Assets:
Trading assets and private equity investments	[4]
Recurring [Member] | Level 1 [Member] | Bank and corporate debt securities [Member]
Liabilities:
Trading liabilities
Recurring [Member] | Level 1 [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Assets:
Trading assets and private equity investments	[4]
Recurring [Member] | Level 1 [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Assets:
Trading assets and private equity investments	[4]
Liabilities:
Trading liabilities
Recurring [Member] | Level 1 [Member] | Real estate-backed securities [Member]
Assets:
Trading assets and private equity investments	[4]
Recurring [Member] | Level 1 [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Assets:
Trading assets and private equity investments	[4],[14]
Liabilities:
Trading liabilities	[14]
Recurring [Member] | Level 1 [Member] | Investment trust funds and other [Member]
Assets:
Trading assets and private equity investments	[4]	219,000	349,000
Liabilities:
Trading liabilities		199,000	121,000
Recurring [Member] | Level 1 [Member] | Equity contracts [Member]
Assets:
Derivative assets	[5]	1,000	1,000
Liabilities:
Derivative liabilities	[5]	0	1,000
Recurring [Member] | Level 1 [Member] | Interest rate contracts [Member]
Assets:
Derivative assets	[5]	33,000	12,000
Liabilities:
Derivative liabilities	[5]	17,000	6,000
Recurring [Member] | Level 1 [Member] | Credit contracts [Member]
Assets:
Derivative assets	[5]	6,000	2,000
Liabilities:
Derivative liabilities	[5]	4,000	3,000
Recurring [Member] | Level 1 [Member] | Foreign exchange contracts [Member]
Assets:
Derivative assets	[5]	0	0
Liabilities:
Derivative liabilities	[5]
Recurring [Member] | Level 1 [Member] | Commodity contracts [Member]
Assets:
Derivative assets	[5]	1,000	1,000
Liabilities:
Derivative liabilities	[5]	3,000	1,000
Recurring [Member] | Level 1 [Member] | Non-trading debt securities [Member]
Assets:
Other assets		113,000	138,000
Recurring [Member] | Level 1 [Member] | Other [Member]
Assets:
Other assets	[4],[13]	355,000	416,000
Recurring [Member] | Level 2 [Member]
Assets:
Trading assets and private equity investments	[4]	7,977,000	6,821,000
Derivative assets	[5]	16,603,000	14,786,000
Netting	[5]
Subtotal, Assets		24,580,000	21,607,000
Loans and receivables	[6]	623,000	544,000
Collateralized agreements	[7]	561,000	615,000
Total Assets		26,254,000	23,099,000
Liabilities:
Trading liabilities		1,733,000	1,492,000
Derivative liabilities	[5]	16,314,000	14,337,000
Netting	[5]
Subtotal, Liabilities		18,047,000	15,829,000
Short-term borrowings	[8]	333,000	332,000
Payables and deposits	[9]	1,000	0
Collateralized financing	[7]	235,000	291,000
Long-term borrowings	[8],[10],[11]	3,313,000	3,024,000
Other liabilities	[12]	145,000	22,000
Total Liabilities		22,074,000	19,498,000
Recurring [Member] | Level 2 [Member] | Equities [Member]
Assets:
Trading assets and private equity investments	[4],[13]	1,046,000	1,065,000
Liabilities:
Trading liabilities		219,000	198,000
Recurring [Member] | Level 2 [Member] | Private equity investments [Member]
Assets:
Trading assets and private equity investments	[4],[13]
Recurring [Member] | Level 2 [Member] | Japanese government securities [Member]
Assets:
Trading assets and private equity investments	[4]
Liabilities:
Trading liabilities
Recurring [Member] | Level 2 [Member] | Japanese agency and municipal securities [Member]
Assets:
Trading assets and private equity investments	[4]	129,000	214,000
Liabilities:
Trading liabilities		1,000	3,000
Recurring [Member] | Level 2 [Member] | Foreign government, agency and municipal securities [Member]
Assets:
Trading assets and private equity investments	[4]	1,935,000	1,544,000
Liabilities:
Trading liabilities		1,175,000	927,000
Recurring [Member] | Level 2 [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Assets:
Trading assets and private equity investments	[4]	1,113,000	1,128,000
Recurring [Member] | Level 2 [Member] | Bank and corporate debt securities [Member]
Liabilities:
Trading liabilities		305,000	319,000
Recurring [Member] | Level 2 [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Assets:
Trading assets and private equity investments	[4]	0	1,000
Recurring [Member] | Level 2 [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Assets:
Trading assets and private equity investments	[4]	3,658,000	2,761,000
Liabilities:
Trading liabilities		1,000	0
Recurring [Member] | Level 2 [Member] | Real estate-backed securities [Member]
Assets:
Trading assets and private equity investments	[4]
Recurring [Member] | Level 2 [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Assets:
Trading assets and private equity investments	[4],[14]	59,000	55,000
Liabilities:
Trading liabilities	[14]	2,000	3,000
Recurring [Member] | Level 2 [Member] | Investment trust funds and other [Member]
Assets:
Trading assets and private equity investments	[4]	37,000	53,000
Liabilities:
Trading liabilities		30,000	42,000
Recurring [Member] | Level 2 [Member] | Equity contracts [Member]
Assets:
Derivative assets	[5]	686,000	806,000
Liabilities:
Derivative liabilities	[5]	902,000	867,000
Recurring [Member] | Level 2 [Member] | Interest rate contracts [Member]
Assets:
Derivative assets	[5]	11,158,000	8,610,000
Liabilities:
Derivative liabilities	[5]	10,673,000	8,228,000
Recurring [Member] | Level 2 [Member] | Credit contracts [Member]
Assets:
Derivative assets	[5]	390,000	500,000
Liabilities:
Derivative liabilities	[5]	381,000	422,000
Recurring [Member] | Level 2 [Member] | Foreign exchange contracts [Member]
Assets:
Derivative assets	[5]	4,369,000	4,870,000
Liabilities:
Derivative liabilities	[5]	4,358,000	4,820,000
Recurring [Member] | Level 2 [Member] | Commodity contracts [Member]
Assets:
Derivative assets	[5]	0	0
Liabilities:
Derivative liabilities	[5]	0	0
Recurring [Member] | Level 2 [Member] | Non-trading debt securities [Member]
Assets:
Other assets		355,000	323,000
Recurring [Member] | Level 2 [Member] | Other [Member]
Assets:
Other assets	[4],[13]	135,000	10,000
Recurring [Member] | Level 3 [Member]
Assets:
Trading assets and private equity investments	[4]	372,000	299,000
Derivative assets	[5]	126,000	127,000
Netting	[5]
Subtotal, Assets		498,000	426,000
Loans and receivables	[6]	116,000	129,000
Collateralized agreements	[7]	12,000	33,000
Total Assets		805,000	754,000
Liabilities:
Trading liabilities		3,000	0
Derivative liabilities	[5]	166,000	177,000
Netting	[5]
Subtotal, Liabilities		169,000	177,000
Short-term borrowings	[8]	25,000	31,000
Payables and deposits	[9]	7,000	0
Collateralized financing	[7]
Long-term borrowings	[8],[10],[11]	543,000	535,000
Other liabilities	[12]	0	0
Total Liabilities		744,000	743,000
Recurring [Member] | Level 3 [Member] | Equities [Member]
Assets:
Trading assets and private equity investments	[4],[13]	10,000	13,000
Liabilities:
Trading liabilities		0	0
Recurring [Member] | Level 3 [Member] | Private equity investments [Member]
Assets:
Trading assets and private equity investments	[4],[13]	26,000	26,000
Recurring [Member] | Level 3 [Member] | Japanese government securities [Member]
Assets:
Trading assets and private equity investments	[4]
Liabilities:
Trading liabilities
Recurring [Member] | Level 3 [Member] | Japanese agency and municipal securities [Member]
Assets:
Trading assets and private equity investments	[4]	1,000	1,000
Liabilities:
Trading liabilities
Recurring [Member] | Level 3 [Member] | Foreign government, agency and municipal securities [Member]
Assets:
Trading assets and private equity investments	[4]	6,000	5,000
Liabilities:
Trading liabilities		0	0
Recurring [Member] | Level 3 [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Assets:
Trading assets and private equity investments	[4]	177,000	160,000
Recurring [Member] | Level 3 [Member] | Bank and corporate debt securities [Member]
Liabilities:
Trading liabilities		1,000	0
Recurring [Member] | Level 3 [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Assets:
Trading assets and private equity investments	[4]	2,000	2,000
Recurring [Member] | Level 3 [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Assets:
Trading assets and private equity investments	[4]	26,000	3,000
Liabilities:
Trading liabilities
Recurring [Member] | Level 3 [Member] | Real estate-backed securities [Member]
Assets:
Trading assets and private equity investments	[4]	103,000	69,000
Recurring [Member] | Level 3 [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Assets:
Trading assets and private equity investments	[4],[14]	21,000	19,000
Liabilities:
Trading liabilities	[14]	2,000
Recurring [Member] | Level 3 [Member] | Investment trust funds and other [Member]
Assets:
Trading assets and private equity investments	[4]	0	1,000
Liabilities:
Trading liabilities		0
Recurring [Member] | Level 3 [Member] | Equity contracts [Member]
Assets:
Derivative assets	[5]	36,000	44,000
Liabilities:
Derivative liabilities	[5]	20,000	52,000
Recurring [Member] | Level 3 [Member] | Interest rate contracts [Member]
Assets:
Derivative assets	[5]	23,000	10,000
Liabilities:
Derivative liabilities	[5]	69,000	64,000
Recurring [Member] | Level 3 [Member] | Credit contracts [Member]
Assets:
Derivative assets	[5]	31,000	31,000
Liabilities:
Derivative liabilities	[5]	54,000	39,000
Recurring [Member] | Level 3 [Member] | Foreign exchange contracts [Member]
Assets:
Derivative assets	[5]	36,000	42,000
Liabilities:
Derivative liabilities	[5]	23,000	22,000
Recurring [Member] | Level 3 [Member] | Commodity contracts [Member]
Assets:
Derivative assets	[5]
Liabilities:
Derivative liabilities	[5]	0	0
Recurring [Member] | Level 3 [Member] | Non-trading debt securities [Member]
Assets:
Other assets
Recurring [Member] | Level 3 [Member] | Other [Member]
Assets:
Other assets	[4],[13]	¥ 179,000	¥ 166,000

[1]	Represents amounts offset through counterparty netting of derivative assets and liabilities as well as cash collateral netting against net derivatives under master netting and similar agreements for which Nomura has obtained sufficient evidence of enforceability in accordance with ASC 815. As of March 31, 2019, Nomura offset a total of \1,259 billion of cash collateral receivables against net derivative liabilities and \1,626 billion of cash collateral payables against net derivative assets. As of September 30, 2019, Nomura offset a total of \1,487 billion of cash collateral receivables against net derivative liabilities and \1,711 billion of cash collateral payables against net derivative assets.
[2]	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.
[3]	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.
[4]	Certain investments that are measured at fair value using net asset value per share as a practical expedient have not been classified in the fair value hierarchy. As of March 31, 2019 and September 30, 2019, the fair values of these investments which are included in Trading assets and private equity investments were \36 billion and \30 billion, respectively. As of March 31, 2019 and September 30, 2019, the fair values of these investments which are included in Other assets - Others were \2 billion and \4 billion, respectively.
[5]	Each derivative classification includes derivatives with multiple risk underlyings. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government debt securities.
[6]	Includes loans for which the fair value option has been elected.
[7]	Includes collateralized agreements or collateralized financing for which the fair value option has been elected.
[8]	Includes structured notes for which the fair value option has been elected.
[9]	Includes embedded derivatives bifurcated from deposits received at banks. If unrealized gains are greater than unrealized losses, deposits are reduced by the excess amount.
[10]	Includes embedded derivatives bifurcated from issued structured notes. If unrealized gains are greater than unrealized losses, borrowings are reduced by the excess amount.
[11]	Includes liabilities recognized from secured financing transactions that are accounted for as financings rather than sales. Nomura elected the fair value option for these liabilities.
[12]	Includes loan commitments for which the fair value option has been elected.
[13]	Includes equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option.
[14]	Includes collateralized loan obligations ("CLOs") and asset-backed securities ("ABS") such as those secured on credit card loans, auto loans and student loans.
[15]	Represents the amount offset under counterparty netting of derivative assets and liabilities as well as cash collateral netting against net derivatives.